Capital Stock (Narrative) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Capital Stock [Abstract]
The par value of common stock	$ 0.40
Common stock shares authorized	800,000,000	800,000,000
Preferred stock shares authorized	250,000
Preferred stock par value per share	$ 4.00
Preferred stock shares outstanding	0	0
Preferred stock shares issued	0	0